Consolidated Statements of Shareholders' Equity (USD $)	Total	All Other	Joint Venture	Common shares	Common shares Restructuring share issuance, net	Common shares All Other	Treasury Shares	Additional paid-in capital	Additional paid-in capital Restructuring share issuance, net	Additional paid-in capital All Other	Accumulated other comprehensive loss	Accumulated other comprehensive loss All Other	Accumulated other comprehensive loss Joint Venture	Retained earnings (accumulated deficit)	Retained earnings (accumulated deficit) All Other	Retained earnings (accumulated deficit) Joint Venture
Beginning Balance at Dec. 31, 2009	$ 207,749,000			$ 1,000				$ 150,000,000			$ 3,992,000			$ 53,756,000
Beginning Balance (in shares) at Dec. 31, 2009				805,000
Contribution from shareholder	655,000,000							655,000,000
Issuance of shares upon conversion of related-party loan (in shares)	1,115,761			1,115,761
Issuance of shares upon conversion of related-party loan	892,609,000			1,000				892,608,000
Other comprehensive income (loss)	(17,450,000)										(17,450,000)
Net income (loss)	37,299,000													37,299,000
Ending Balance at Dec. 31, 2010	1,775,207,000			2,000				1,697,608,000			(13,458,000)			91,055,000
Ending Balance (in shares) at Dec. 31, 2010				1,920,761
Issuance of shares, net (in shares)					148,079,239	66,900,000
Issuance of shares, net		625,816,000			1,498,000	669,000			(1,498,000)	625,147,000
Issuance of common shares to treasury							7,200,000,000
Share-based compensation	2,840,000							2,840,000
Contribution from shareholder	142,759,000							142,759,000
Other comprehensive income (loss)	(56,568,000)	(60,284,000)	3,716,000									(60,284,000)	3,716,000
Net income (loss)	(2,903,000)	(12,038,000)	9,135,000												(12,038,000)	9,135,000
Joint Venture interests assigned to shareholder	(215,368,000)							(124,920,000)			9,742,000			(100,190,000)
Share-based compensation liability modification	2,290,000							2,290,000
Ending Balance at Dec. 31, 2011	2,274,073,000			2,169,000			7,200,000,000	2,344,226,000			(60,284,000)			(12,038,000)
Beginning Balance (in shares) at Dec. 31, 2011				216,900,000
Shares issued under share-based compensation plans (in shares)				2,000
Shares issued under share-based compensation plans							(2,000,000)
Share-based compensation	5,318,000							5,318,000
Other comprehensive income (loss)	1,868,000										1,868,000
Net income (loss)	33,989,000													33,989,000
Ending Balance at Dec. 31, 2012	$ 2,315,248,000			$ 2,169,000			$ 7,198,000,000	$ 2,349,544,000			$ (58,416,000)			$ 21,951,000
Ending Balance (in shares) at Dec. 31, 2012				216,902,000